Document and Entity Information	Dec. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2020
Entity Registrant Name	MATINAS BIOPHARMA HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38022
Entity Tax Identification Number	46-3011414
Entity Address, Address Line One	1545 Route 206 South
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	908
Local Phone Number	443-1860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001582554
Title of 12(b) Security	Common Stock
Trading Symbol	MTNB
Security Exchange Name	NYSEAMER